UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Equity Income Fund

Investor Class (PRFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Investor Class	$74	0.69%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,274	10,097	10,164
2016	10,678	10,362	10,630
2016	11,115	10,818	11,000
2016	11,928	11,274	11,734
2017	12,322	11,921	12,118
2017	12,592	12,280	12,281
2017	13,143	12,842	12,663
2017	13,858	13,656	13,337
2018	13,547	13,568	12,960
2018	13,789	14,095	13,112
2018	14,339	15,099	13,860
2018	12,569	12,940	12,235
2019	13,950	14,757	13,695
2019	14,548	15,361	14,221
2019	14,875	15,540	14,414
2019	15,910	16,954	15,482
2020	11,397	13,410	11,344
2020	12,922	16,364	12,965
2020	13,329	17,871	13,690
2020	16,120	20,495	15,915
2021	18,277	21,796	17,706
2021	19,095	23,592	18,628
2021	18,902	23,568	18,483
2021	20,259	25,754	19,919
2022	20,781	24,395	19,772
2022	18,560	20,321	17,358
2022	17,359	19,413	16,383
2022	19,595	20,808	18,418
2023	19,466	22,302	18,603
2023	20,094	24,172	19,361
2023	19,457	23,386	18,748
2023	21,485	26,209	20,529
2024	23,379	28,835	22,373
2024	23,202	29,762	21,889
2024	24,787	31,616	23,953
2024	24,038	32,448	23,478
2025	25,007	30,916	23,980
2025	25,538	34,314	24,888
2025	26,518	37,120	26,215
2025	27,542	38,012	27,213

202501-4140694, 202601-5112548

F71-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Investor Class)	14.58%	11.31%	10.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,470,550
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$84,453
  Portfolio Turnover Rate18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Investor Class (PRFDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Income Fund

Advisor Class (PAFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Advisor Class	$109	1.02%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,268	10,097	10,164
2016	10,665	10,362	10,630
2016	11,095	10,818	11,000
2016	11,894	11,274	11,734
2017	12,280	11,921	12,118
2017	12,542	12,280	12,281
2017	13,080	12,842	12,663
2017	13,778	13,656	13,337
2018	13,459	13,568	12,960
2018	13,692	14,095	13,112
2018	14,227	15,099	13,860
2018	12,459	12,940	12,235
2019	13,818	14,757	13,695
2019	14,407	15,361	14,221
2019	14,712	15,540	14,414
2019	15,720	16,954	15,482
2020	11,258	13,410	11,344
2020	12,748	16,364	12,965
2020	13,146	17,871	13,690
2020	15,884	20,495	15,915
2021	17,994	21,796	17,706
2021	18,781	23,592	18,628
2021	18,580	23,568	18,483
2021	19,896	25,754	19,919
2022	20,388	24,395	19,772
2022	18,203	20,321	17,358
2022	17,004	19,413	16,383
2022	19,185	20,808	18,418
2023	19,047	22,302	18,603
2023	19,648	24,172	19,361
2023	19,008	23,386	18,748
2023	20,977	26,209	20,529
2024	22,806	28,835	22,373
2024	22,616	29,762	21,889
2024	24,143	31,616	23,953
2024	23,393	32,448	23,478
2025	24,318	30,916	23,980
2025	24,807	34,314	24,888
2025	25,744	37,120	26,215
2025	26,712	38,012	27,213

202501-4140694, 202601-5112548

F271-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (Advisor Class)	14.19%	10.96%	10.32%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,470,550
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$84,453
  Portfolio Turnover Rate18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Advisor Class (PAFDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Income Fund

R Class (RRFDX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - R Class	$131	1.22%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,261	10,097	10,164
2016	10,648	10,362	10,630
2016	11,071	10,818	11,000
2016	11,863	11,274	11,734
2017	12,241	11,921	12,118
2017	12,488	12,280	12,281
2017	13,017	12,842	12,663
2017	13,704	13,656	13,337
2018	13,379	13,568	12,960
2018	13,598	14,095	13,112
2018	14,122	15,099	13,860
2018	12,356	12,940	12,235
2019	13,697	14,757	13,695
2019	14,264	15,361	14,221
2019	14,567	15,540	14,414
2019	15,556	16,954	15,482
2020	11,131	13,410	11,344
2020	12,595	16,364	12,965
2020	12,974	17,871	13,690
2020	15,669	20,495	15,915
2021	17,738	21,796	17,706
2021	18,505	23,592	18,628
2021	18,287	23,568	18,483
2021	19,574	25,754	19,919
2022	20,048	24,395	19,772
2022	17,884	20,321	17,358
2022	16,703	19,413	16,383
2022	18,828	20,808	18,418
2023	18,683	22,302	18,603
2023	19,255	24,172	19,361
2023	18,625	23,386	18,748
2023	20,534	26,209	20,529
2024	22,310	28,835	22,373
2024	22,110	29,762	21,889
2024	23,591	31,616	23,953
2024	22,848	32,448	23,478
2025	23,733	30,916	23,980
2025	24,208	34,314	24,888
2025	25,105	37,120	26,215
2025	26,040	38,012	27,213

202501-4140694, 202601-5112548

F471-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (R Class)	13.97%	10.69%	10.04%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,470,550
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$84,453
  Portfolio Turnover Rate18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

R Class (RRFDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Income Fund

I Class (REIPX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - I Class	$60	0.56%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	513,880	504,841	508,192
2016	534,094	518,121	531,483
2016	556,273	540,907	549,983
2016	596,984	563,676	586,702
2017	616,896	596,049	605,879
2017	630,590	614,023	614,026
2017	658,344	642,092	633,152
2017	694,346	682,784	666,872
2018	678,761	678,383	647,977
2018	691,120	704,764	655,595
2018	719,089	754,971	692,988
2018	630,377	646,994	611,740
2019	699,648	737,854	684,748
2019	730,094	768,069	711,073
2019	746,452	776,999	720,712
2019	798,617	847,685	774,104
2020	572,438	670,521	567,186
2020	648,993	818,221	648,241
2020	669,675	893,559	684,495
2020	810,091	1,024,747	795,745
2021	918,707	1,089,787	885,306
2021	959,828	1,179,583	931,415
2021	950,364	1,178,384	924,150
2021	1,018,863	1,287,709	995,958
2022	1,045,671	1,219,738	988,611
2022	934,429	1,016,027	867,895
2022	873,896	970,666	819,141
2022	987,106	1,040,379	920,884
2023	980,573	1,115,082	930,149
2023	1,012,524	1,208,602	968,048
2023	980,726	1,169,276	937,411
2023	1,083,300	1,310,429	1,026,442
2024	1,178,877	1,441,725	1,118,674
2024	1,170,326	1,488,091	1,094,444
2024	1,250,739	1,580,787	1,197,649
2024	1,213,268	1,622,413	1,173,925
2025	1,262,533	1,545,804	1,198,997
2025	1,289,642	1,715,707	1,244,404
2025	1,339,657	1,855,986	1,310,728
2025	1,391,848	1,900,583	1,360,653

202501-4140694, 202601-5112548

F426-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Fund (I Class)	14.72%	11.43%	10.78%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,470,550
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$84,453
  Portfolio Turnover Rate18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

I Class (REIPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Income Fund

Z Class (TRZQX)

This annual shareholder report contains important information about Equity Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	10,535	10,168	10,451
6/30/21	11,021	11,006	10,995
9/30/21	10,927	10,994	10,909
12/31/21	11,731	12,014	11,757
3/31/22	12,052	11,380	11,670
6/30/22	10,784	9,480	10,245
9/30/22	10,103	9,056	9,670
12/31/22	11,426	9,707	10,871
3/31/23	11,366	10,404	10,980
6/30/23	11,753	11,276	11,427
9/30/23	11,401	10,909	11,066
12/31/23	12,613	12,226	12,117
3/31/24	13,744	13,451	13,205
6/30/24	13,664	13,884	12,919
9/30/24	14,621	14,749	14,138
12/31/24	14,204	15,137	13,858
3/31/25	14,803	14,422	14,154
6/30/25	15,141	16,008	14,690
9/30/25	15,749	17,316	15,473
12/31/25	16,388	17,733	16,062

202501-4140694, 202601-5112548

F1409-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Equity Income Fund (Z Class)	15.37%	10.71%
Russell 3000 Index (Regulatory Benchmark)	17.15	12.52
Russell 1000 Value Index (Strategy Benchmark)	15.91	10.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,470,550
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$84,453
  Portfolio Turnover Rate18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.2
Health Care	13.4
Information Technology	10.2
Energy	8.3
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.1
Consumer Discretionary	4.2
Other	7.2

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.0
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Fund

Z Class (TRZQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFDX Equity Income Fund
PAFDX Equity Income Fund–
.
Advisor Class
RRFDX Equity Income Fund–
.
R Class
REIPX Equity Income Fund–
.
I Class
TRZQX Equity Income Fund–
.
Z Class

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34.64 $ 33.67 $ 32.68 $ 35.99 $ 31.24
Investment activities
Net investment income
(1)(2)
0.64 0 .72 0.69 0.70 0.61
Net realized and unrealized
gain/loss 4.38 3.33 2.38 (1.85) 7.30
Total from investment
activities 5.02 4.05 3.07 (1.15) 7.91
Distributions
Net investment income (0.64) (0.73) (0.70) (0.70) (0.63)
Net realized gain (0.43) (2.35) (1.38) (1.46) (2.53)
Total distributions (1.07) (3.08) (2.08) (2.16) (3.16)
NET ASSET VALUE
End of period $ 38.59 $ 34.64 $ 33.67 $ 32.68 $ 35.99
Ratios/Supplemental Data
Total return
(2)(3)
14.58% 11.88% 9.65% (3.28)% 25.68%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.67% 0.68% 0.67% 0.63%
Net expenses after waivers/
payments by Price Associates 0.69% 0.67% 0.68% 0.67% 0.63%
Net investment income 1.77% 1.97% 2.11% 2.00% 1.71%
Portfolio turnover rate 18.2% 21.4% 16.7% 17.3% 19.4%
Net assets, end of period (in
millions) $7,629 $7,995 $8,357 $8,601 $14,634
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34.48 $ 33.54 $ 32.57 $ 35.89 $ 31.17
Investment activities
Net investment income
(1)(2)
0.52 0.60 0.60 0.59 0.50
Net realized and unrealized
gain/loss 4.35 3.32 2.37 (1.84) 7.27
Total from investment
activities 4.87 3.92 2.97 (1.25) 7.77
Distributions
Net investment income (0.52) (0.63) (0.62) (0.61) (0.52)
Net realized gain (0.43) (2.35) (1.38) (1.46) (2.53)
Total distributions (0.95) (2.98) (2.00) (2.07) (3.05)
NET ASSET VALUE
End of period $ 38.40 $ 34.48 $ 33.54 $ 32.57 $ 35.89
Ratios/Supplemental Data
Total return
(2)(3)
14.19% 11.52% 9.34% (3.58)% 25.26%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.02% 0.98% 0.95% 1.00% 0.95%
Net expenses after
waivers/payments by Price
Associates 1.02% 0.98% 0.95% 1.00% 0.95%
Net investment income 1.43% 1.66% 1.83% 1.70% 1.39%
Portfolio turnover rate 18.2% 21.4% 16.7% 17.3% 19.4%
Net assets, end of period (in
millions) $110 $138 $148 $156 $189
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34.40 $ 33.47 $ 32.50 $ 35.83 $ 31.13
Investment activities
Net investment income
(1)(2)
0.45 0.51 0.51 0.51 0.40
Net realized and unrealized
gain/loss 4.34 3.32 2.37 (1.84) 7.26
Total from investment
activities 4.79 3.83 2.88 (1.33) 7.66
Distributions
Net investment income (0.46) (0.55) (0.53) (0.54) (0.43)
Net realized gain (0.43) (2.35) (1.38) (1.46) (2.53)
Total distributions (0.89) (2.90) (1.91) (2.00) (2.96)
NET ASSET VALUE
End of period $ 38.30 $ 34.40 $ 33.47 $ 32.50 $ 35.83
Ratios/Supplemental Data
Total return
(2)(3)
13.97% 11.27% 9.06% (3.81)% 24.92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.22% 1.22% 1.21% 1.22% 1.22%
Net expenses after
waivers/payments by Price
Associates 1.22% 1.22% 1.21% 1.22% 1.22%
Net investment income 1 .24% 1.42% 1.57% 1.48% 1.11%
Portfolio turnover rate 18.2% 21.4% 16.7% 17.3% 19.4%
Net assets, end of period (in
thousands) $42,597 $39,580 $40,807 $45,812 $50,484
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34.60 $ 33.64 $ 32.66 $ 35.99 $ 31.25
Investment activities
Net investment income
(1)(2)
0.69 0.76 0.73 0.76 0.65
Net realized and unrealized
gain/loss 4.37 3.33 2.37 (1.86) 7.29
Total from investment
activities 5.06 4.09 3.10 (1.10) 7.94
Distributions
Net investment income (0.68) (0.78) (0.74) (0.77) (0.67)
Net realized gain (0.43) (2.35) (1.38) (1.46) (2.53)
Total distributions (1.11) (3.13) (2.12) (2.23) (3.20)
NET ASSET VALUE
End of period $ 38.55 $ 34.60 $ 33.64 $ 32.66 $ 35.99
Ratios/Supplemental Data
Total return
(2)(3)
14.72% 12.00% 9.75% (3.12)% 25.77%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.56% 0.57% 0.56% 0.53%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.56% 0.57% 0.56% 0.53%
Net investment income 1.90% 2.09% 2.22% 2.20% 1.81%
Portfolio turnover rate 18.2% 21.4% 16.7% 17.3% 19.4%
Net assets, end of period (in
millions) $8,222 $8,076 $7,499 $7,431 $3,065
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 34 .68 $ 33 .70 $ 32 .70 $ 36 .01 $ 33 .65
Investment activities
Net investment income
(2)(3)
0 .89 0 .96 0 .92 0 .93 0 .73
Net realized and unrealized
gain/loss 4 .40 3 .34 2 .38 ( 1 .84 ) 4 .97
Total from investment
activities 5 .29 4 .30 3 .30 ( 0 .91 ) 5 .70
Distributions
Net investment income ( 0 .88 ) ( 0 .97 ) ( 0 .92 ) ( 0 .94 ) ( 0 .81 )
Net realized gain ( 0 .43 ) ( 2 .35 ) ( 1 .38 ) ( 1 .46 ) ( 2 .53 )
Total distributions ( 1 .31 ) ( 3 .32 ) ( 2 .30 ) ( 2 .40 ) ( 3 .34 )
NET ASSET VALUE
End of period $ 38 .66 $ 34 .68 $ 33 .70 $ 32 .70 $ 36 .01

T. ROWE PRICE Equity Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
15 .37% 12 .62% 10 .39% ( 2 .60 ) % 17 .31%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .54% 0 .53% 0 .54% 0 .54% 0 .53%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 2 .44% 2 .64% 2 .79% 2 .68% 2 .32%
(5)
Portfolio turnover rate 18 .2% 21 .4% 16 .7% 17 .3% 19 .4%
Net assets, end of period (in
millions) $467 $632 $1,000 $1,046 $1,389
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Income Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
COMMUNICATION SERVICES  6.7%
Entertainment  1.0%
Walt Disney  1,460,000 166,104
166,104
Interactive Media & Services  4.0%
Alphabet, Class A  1,034,000 323,642
Alphabet, Class C  788,000 247,274
Meta Platforms, Class A  142,000 93,733
664,649
Media  1.3%
Comcast, Class A  2,560,000 76,518
News, Class A  5,100,000 133,212
209,730
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  330,000 67,003
67,003
Total Communication Services 1,107,486
CONSUMER DISCRETIONARY  4.1%
Broadline Retail  1.5%
Amazon.com (1) 1,075,000 248,132
248,132
Hotels, Restaurants & Leisure  1.3%
Las Vegas Sands  3,170,000 206,335
206,335
Leisure Products  0.4%
Mattel (1) 3,150,000 62,496
62,496
Specialty Retail  0.9%
Home Depot  435,000 149,684
149,684
Total Consumer Discretionary 666,647
CONSUMER STAPLES  6.9%
Beverages  0.1%
Keurig Dr Pepper  395,000 11,064
11,064

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.6%
Walmart  825,000 91,913
91,913
Food Products  1.0%
Conagra Brands  1,650,000 28,561
Tyson Foods, Class A  2,235,000 131,016
159,577
Household Products  3.3%
Colgate-Palmolive  2,805,000 221,651
Kimberly-Clark  1,235,000 124,599
Procter & Gamble  1,350,000 193,469
539,719
Personal Care Products  0.7%
Kenvue  6,967,500 120,189
120,189
Tobacco  1.2%
Philip Morris International  1,250,000 200,500
200,500
Total Consumer Staples 1,122,962
ENERGY  8.3%
Energy Equipment & Services  0.5%
SLB  2,185,000 83,860
83,860
Oil, Gas & Consumable Fuels  7.8%
Chevron  835,000 127,262
ConocoPhillips  2,335,000 218,579
EOG Resources  765,000 80,333
EQT  910,000 48,776
Expand Energy  1,095,000 120,844
Exxon Mobil  1,600,000 192,544
Kinder Morgan  545,000 14,982
Phillips 66  195,000 25,163
South Bow (CAD)  1,795,000 49,369
TC Energy  1,245,000 68,487
TotalEnergies (EUR)  3,535,000 230,475
TotalEnergies  630,000 41,215
Williams  1,170,000 70,329
1,288,358
Total Energy 1,372,218

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  22.8%
Banks  10.4%
Bank of America  5,035,000 276,925
Citigroup  2,885,000 336,651
Fifth Third Bancorp  3,900,000 182,559
Huntington Bancshares  9,835,000 170,637
JPMorgan Chase  1,000,000 322,220
U.S. Bancorp  4,150,000 221,444
Wells Fargo  2,245,000 209,234
1,719,670
Capital Markets  2.7%
Charles Schwab  3,160,000 315,716
Morgan Stanley  180,000 31,955
State Street  750,000 96,758
444,429
Consumer Finance  0.2%
Capital One Financial  135,000 32,719
32,719
Financial Services  2.2%
Apollo Global Management  310,000 44,876
Corebridge Financial  1,525,000 46,009
Equitable Holdings  4,384,496 208,921
Fiserv (1) 835,000 56,087
Global Payments  195,000 15,093
370,986
Insurance  7.3%
Allstate  590,000 122,808
American International Group  2,585,000 221,147
Chubb  742,000 231,593
Hartford Insurance Group  611,037 84,201
Loews  1,920,000 202,195
MetLife  4,285,000 338,258
1,200,202
Total Financials 3,768,006
HEALTH CARE  13.4%
Biotechnology  0.3%
Biogen (1) 290,000 51,037
51,037
Health Care Equipment & Supplies  3.6%
Becton Dickinson & Company  1,265,000 245,498

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Medtronic  1,430,000 137,366
Zimmer Biomet Holdings  2,300,000 206,816
589,680
Health Care Providers & Services  4.7%
Cardinal Health  55,000 11,302
Cigna Group  534,000 146,973
CVS Health  2,735,000 217,050
Elevance Health  730,000 255,901
Humana  59,000 15,112
UnitedHealth Group  396,000 130,724
777,062
Life Sciences Tools & Services  0.6%
Thermo Fisher Scientific  166,000 96,189
96,189
Pharmaceuticals  4.2%
AstraZeneca, ADR  1,375,000 126,404
Bristol-Myers Squibb  1,465,000 79,022
Johnson & Johnson  385,000 79,676
Merck  1,470,000 154,732
Novo Nordisk, ADR  165,000 8,395
Sanofi (EUR)  635,000 61,439
Sanofi, ADR  710,000 34,407
Viatris  12,405,000 154,442
698,517
Total Health Care 2,212,485
INDUSTRIALS & BUSINESS SERVICES  13.7%
Aerospace & Defense  4.1%
Boeing (1) 1,025,000 222,548
General Electric  649,000 199,911
L3Harris Technologies  856,000 251,296
673,755
Air Freight & Logistics  0.9%
United Parcel Service, Class B  1,450,000 143,825
143,825
Electrical Equipment  0.7%
Rockwell Automation  299,000 116,332
116,332
Ground Transportation  1.9%
CSX  4,720,000 171,100
Norfolk Southern  112,000 32,337

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Union Pacific  445,000 102,937
306,374
Industrial Conglomerates  1.5%
3M  230,000 36,823
Siemens (EUR)  776,000 217,339
254,162
Machinery  3.4%
AGCO  680,000 70,938
Cummins  77,000 39,305
Dover  280,000 54,667
Fortive  2,535,000 139,957
Middleby (1) 315,000 46,831
Stanley Black & Decker  2,810,000 208,727
560,425
Passenger Airlines  1.2%
Southwest Airlines  4,765,000 196,937
196,937
Total Industrials & Business Services 2,251,810
INFORMATION TECHNOLOGY  10.2%
Electronic Equipment, Instruments & Components  0.6%
Ralliant  1,350,000 68,729
TE Connectivity  85,000 19,338
Teledyne Technologies (1) 30,000 15,322
103,389
IT Services  0.7%
Accenture, Class A  405,000 108,662
108,662
Semiconductors & Semiconductor Equipment  5.2%
Advanced Micro Devices (1) 540,000 115,646
Applied Materials  596,000 153,166
Intel (1) 2,545,000 93,911
QUALCOMM  2,015,000 344,666
Texas Instruments  825,000 143,129
850,518
Software  2.2%
Microsoft  351,000 169,751
Salesforce  755,000 200,007
369,758

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  1.5%
Samsung Electronics (KRW)  3,025,000 253,540
253,540
Total Information Technology 1,685,867
MATERIALS  2.9%
Chemicals  1.0%
CF Industries Holdings  2,155,000 166,668
166,668
Containers & Packaging  1.4%
Avery Dennison  205,000 37,286
International Paper  5,085,000 200,298
237,584
Paper & Forest Products  0.5%
West Fraser Timber  1,330,000 81,276
81,276
Total Materials 485,528
REAL ESTATE  3.3%
Industrial Real Estate Investment Trusts  0.6%
Rexford Industrial Realty, REIT  2,555,000 98,930
98,930
Residential Real Estate Investment Trusts  1.4%
Equity Residential, REIT  3,235,000 203,935
Sun Communities, REIT  230,000 28,499
232,434
Specialized Real Estate Investment Trusts  1.3%
PotlatchDeltic, REIT  750,000 29,835
Rayonier, REIT  3,335,715 72,218
Weyerhaeuser, REIT  4,785,000 113,357
215,410
Total Real Estate 546,774
UTILITIES  5.9%
Electric Utilities  3.9%
Alliant Energy  1,795,000 116,693
NextEra Energy  1,710,000 137,279
Southern  3,660,000 319,152
Xcel Energy  850,000 62,781
635,905

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities  2.0%
Ameren  1,590,000 158,777
Dominion Energy  315,000 18,456
Sempra  1,700,000 150,093
327,326
Total Utilities 963,231
Total Miscellaneous Common Stocks  0.1% (2) 13,158
Total Common Stocks (Cost $11,544,038) 16,196,172
CONVERTIBLE PREFERRED STOCKS  0.7%
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.5%
Boeing, 6.00%, 10/15/27  1,132,929 78,240
Total Industrials & Business Services 78,240
UTILITIES  0.2%
Electric Utilities  0.2%
Southern, Series A, 7.13%, 12/15/28  836,991 42,151
Total Utilities 42,151
Total Convertible Preferred Stocks (Cost $98,496) 120,391
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Volkswagen (EUR)  80,000 9,763
Total Consumer Discretionary 9,763
Total Preferred Stocks (Cost $8,219) 9,763
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 150,309,295 150,309
Total Short-Term Investments (Cost $150,309) 150,309
Total Investments in Securities
100.0% of Net Assets
(Cost $11,801,062) $ 16,476,635

T. ROWE PRICE Equity Income Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ —# $ — $ 6,804+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 136,611  ¤  ¤ $ 150,309^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,804 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $150,309.

T. ROWE PRICE Equity Income Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,801,062) $ 16,476,635
Dividends receivable 25,915
Receivable for investment securities sold 9,261
Receivable for shares sold 4,962
Cash deposits on futures contracts 3,317
Foreign currency (cost $1) 1
Other assets 9,280
Total assets 16,529,371
Liabilities
Payable for shares redeemed 36,854
Payable for investment securities purchased 12,994
Investment management fees payable 7,417
Due to affiliates 468
Payable to directors 12
Other liabilities 1,076
Total liabilities 58,821
NET ASSETS $ 16,470,550

T. ROWE PRICE Equity Income Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,633,094
Paid-in capital applicable to 427,022,967 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
of the Corporation authorized 11,837,456
NET ASSETS $ 16,470,550
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,629,289; Shares outstanding:
197,704,827) $ 38.59
Advisor Class
(Net assets: $109,743; Shares outstanding: 2,857,519) $ 38.40
R Class
(Net assets: $42,597; Shares outstanding: 1,112,272) $ 38.30
I Class
(Net assets: $8,222,195; Shares outstanding:
213,276,485) $ 38.55
Z Class
(Net assets: $466,726; Shares outstanding: 12,071,864) $ 38.66

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,401) $ 403,079
Other 81
Total income 403,160
Expenses
Investment management 87,086
Shareholder servicing
Investor Class $ 11,381
Advisor Class 256
R Class 83
I Class 1,910 13,630
Rule 12b-1 fees
Advisor Class 277
R Class 192 469
Prospectus and shareholder reports
Investor Class 194
Advisor Class 6
R Class 2
I Class 117 319
Custody and accounting 594
Registration 141
Directors 52
Legal and audit 51
Miscellaneous 251
Waived / paid by Price Associates (2,633)
Total expenses 99,960
Net investment income 303,200

T. ROWE PRICE Equity Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,283,882
Futures 6,788
Foreign currency transactions 731
Net realized gain 2,291,401
Change in net unrealized gain / loss
Securities (348,215)
Other assets and liabilities denominated in foreign currencies 982
Change in net unrealized gain / loss (347,233)
Net realized and unrealized gain / loss 1,944,168
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,247,368

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 303,200 $ 364,569
Net realized gain 2,291,401 1,634,381
Change in net unrealized gain / loss (347,233) 14,725
Increase in net assets from operations 2,247,368 2,013,675
Distributions to shareholders
Net earnings
Investor Class (220,632) (678,609)
Advisor Class (2,769) (11,483)
R Class (975) (3,238)
I Class (237,040) (690,964)
Z Class (16,027) (63,799)
Decrease in net assets from distributions (477,443) (1,448,093)
Capital share transactions
*
Shares sold
Investor Class 3,356,731 432,369
Advisor Class 9,461 19,593
R Class 7,677 7,144
I Class 571,584 876,672
Z Class – 38,280
Distributions reinvested
Investor Class 208,707 655,334
Advisor Class 2,723 11,317
R Class 975 3,238
I Class 218,831 645,100
Z Class 16,027 63,799
Shares redeemed
Investor Class (4,763,518) (1,728,181)
Advisor Class (52,530) (46,018)
R Class (10,006) (12,863)
I Class (1,507,777) (1,152,257)
Z Class (238,424) (542,673)
Decrease in net assets from capital share
transactions (2,179,539) (729,146)

T. ROWE PRICE Equity Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (409,614) (163,564)
Beginning of period 16,880,164 17,043,728
End of period $ 16,470,550 $ 16,880,164
*Share information (000s)
Shares sold
Investor Class 91,353 11,925
Advisor Class 261 549
R Class 212 199
I Class 15,637 24,134
Z Class – 1,075
Distributions reinvested
Investor Class 5,534 18,347
Advisor Class 73 318
R Class 26 91
I Class 5,806 18,077
Z Class 426 1,780
Shares redeemed
Investor Class (130,010) (47,617)
Advisor Class (1,489) (1,253)
R Class (277) (358)
I Class (41,587) (31,707)
Z Class (6,568) (14,303)
Decrease in shares outstanding (60,603) (18,743)

T. ROWE PRICE Equity Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. The fund has five classes of shares: the Equity Income Fund (Investor Class), the Equity Income Fund–Advisor Class (Advisor Class), the Equity Income
Fund–R Class (R Class), the Equity Income Fund–I Class (I Class) and the
Equity Income Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class and R Class each operate under separate Board-approved Rule
12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Equity Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified

T. ROWE PRICE Equity Income Fund

from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $1,907,492,000 of net gain on
$3,371,445,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Equity Income Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Equity Income Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,384,010 $ 812,162 $ — $ 16,196,172
Convertible Preferred Stocks 120,391 — — 120,391
Preferred Stocks — 9,763 — 9,763
Short-Term Investments 150,309 — — 150,309
Total $ 15,654,710 $ 821,925 $ — $ 16,476,635

T. ROWE PRICE Equity Income Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $3,317,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 6,788
Total $ 6,788

T. ROWE PRICE Equity Income Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,043,578,000 and $2,973,889,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Equity Income Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 296,996 $ 366,223
Long-term capital gain 180,447 1,081,870
Total distributions $ 477,443 $ 1,448,093

T. ROWE PRICE Equity Income Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 11,812,360
Unrealized appreciation $ 5,128,350
Unrealized depreciation (463,420)
Net unrealized appreciation (depreciation) $ 4,664,930
($000s)
Undistributed ordinary income $ 1,073
Net unrealized appreciation (depreciation) 4,664,930
Loss carryforwards and deferrals (32,909)
Total distributable earnings (loss) $ 4,633,094

T. ROWE PRICE Equity Income Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Equity Income Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Equity Income Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $6,657,000 for T. Rowe Price
Services, Inc.; and $897,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.88% 1.13% 1.38% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(2,633)

T. ROWE PRICE Equity Income Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $99,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $11,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 309,017 shares of the I Class, representing less than 1% of the I Class's net assets.

T. ROWE PRICE Equity Income Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Equity Income Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Income Fund, Inc. and
Shareholders of T. Rowe Price Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Income Fund (constituting
T. Rowe Price Equity Income Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $600,785,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $390,117,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $321,066,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F71-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

   (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026